Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jul. 31, 2025
C 000033068 [Member] | S 000012125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load*
Average Annual Return, Percent		940.00%	773.00%	896.00%
C 000033067 [Member] | S 000012125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D with load
Average Annual Return, Percent		974.00%	816.00%	933.00%
Without Sales Load [Member] | C 000033068 [Member] | S 000012125 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1602.00%	903.00%	959.00%
Without Sales Load [Member] | C 000033069 [Member] | S 000012125 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1407.00%	676.00%	807.00%
Without Sales Load [Member] | C 000033067 [Member] | S 000012125 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1647.00%	944.00%	999.00%
Without Sales Load [Member] | C 000033070 [Member] | S 000012125 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1492.00%	819.00%	904.00%
Sand P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index				S&P 500 Index
Average Annual Return, Percent		2638.00%	1517.00%	1376.00%
Dow Jones Industrial Average Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average				Dow Jones Industrial Average
Average Annual Return, Percent		1893.00%	1179.00%	1250.00%